Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Foreign Currency Forward Contracts

As at June 30, 2013, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value / Carrying
	in Foreign	Amount of Asset/(Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2013	2014
	(thousands)	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	650,000	(1,954)	6.00	68,842	39,442

		(1,954)		68,842	39,442

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at June 30, 2013, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK	Principal Amount USD		Floating Rate Receivable		Floating Rate Payable				Fair Value / Carrying Amount of Asset (Liability)	Remaining Term (years)
			Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable
211,500	34,721	(1)	NIBOR	4.75%	LIBOR	(2)	5.04%		120	0.4
600,000	101,351		NIBOR	5.75%				7.49%	(4,716)	3.6
500,000	89,710		NIBOR	4.00%				4.80%	(7,328)	2.6
800,000	143,536		NIBOR	4.75%				5.93%	(9,628)	4.6

									(21,552)

(1)	The Partnership partially terminated the cross currency swap in connection with its repurchase in January 2013 of NOK 388.5 million of the Partnership’s original NOK 600 million bond issue (see note 6).
(2)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Swap Agreements

As at June 30, 2013, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	800,000	(158,181)	12.4	5.0
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	983,731	(44,210)	6.3	2.7
U.S. Dollar-denominated interest rate swap (2)(4)	LIBOR	98,500	(416)	0.4	1.1

		1,882,231	(202,807)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2013, ranged between 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		Portion of			Portion of
	Accounts	Derivative	Derivative	Accrued	Derivative	Derivative
	Receivable	Assets	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2013
Foreign currency contracts	—	153	1	—	(1,736)	(372)
Cross currency swaps	105	393	—	—	(233)	(21,817)
Interest rate swaps	—	—	9,397	(9,252)	(87,142)	(115,810)

	105	546	9,398	(9,252)	(89,111)	(137,999)

As at December 31, 2012
Foreign currency contracts	—	2,160	—	—	(7)	—
Cross currency swaps	284	10,238	2,913	—	—	—
Interest rate swaps	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

Effective Portion of Gains (Losses) on Foreign Currency Contracts

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Three Months Ended June 30, 2013				Three Months Ended June 30, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
—	—	—	Vessel operating expenses	(653)	—	—	Vessel operating expenses
—	—	—	General and administrative expenses		86	(254)	General and administrative expenses

—	—	—		(653)	86	(254)

Six Months Ended June 30, 2013				Six Months Ended June 30, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
6	—	—	Vessel operating expenses	336	—	—	Vessel operating expenses
	(52)	(59)	General and administrative expenses		266	(234)	General and administrative expenses

6	(52)	(59)		336	266	(234)

Effect of Gain (Loss) on Derivatives

The effect of the gain (loss) on derivatives not designated as hedging instruments on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(19,055)	(14,338)	(33,678)	(29,345)
Foreign currency forward contracts	(1,646)	437	(1,293)	1,635

	(20,701)	(13,901)	(34,971)	(27,710)

Unrealized gains (losses) relating to:
Interest rate swaps	56,931	(41,842)	71,902	(17,079)
Foreign currency forward contracts	(2,329)	(4,574)	(4,107)	711

	54,602	(46,416)	67,795	(16,368)

Total realized and unrealized gains (losses) on non-designated derivative instruments	33,901	(60,317)	32,824	(44,078)

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss)

The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized gain on partial termination of cross-currency swap	—	—	6,800	—
Realized gains	297	696	1,022	1,690
Unrealized (losses) gains	(9,307)	(10,776)	(34,809)	(2,897)

Total realized and unrealized (losses) gains on cross currency swaps	(9,010)	(10,080)	(26,987)	(1,207)